CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) - USD ($)	Sep. 30, 2023	Mar. 31, 2023		Mar. 31, 2022
Investments	$ 457,771,000	$ 497,221,000		$ 674,170,000
Other assets, net	28,783,000	32,903,000	[1]	19,883,000
Accounts payable and accrued expenses	104,958,000	65,724,000	[1]	37,332,000
Other liabilities	$ 16,979,000	$ 14,622,000	[1]	$ 12,359,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	250,000,000	250,000,000
Common stock, par value (in dollars per share)		$ 0.001
Common stock, shares authorized (in shares)		1,500,000,000
Common stock, shares issued (in shares)		67,486,000		67,486,000
Common stock, shares outstanding (in shares)		67,486,000		67,486,000
Treasury stock common units (in shares)	544,000	544,000		544,000
Series A preferred stock
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Series B-1 preferred stock
Preferred stock, shares issued (in shares)	3,769,000	0
Preferred stock, shares outstanding (in shares)	3,769,000	0
Common Class A
Common stock, par value (in dollars per share)	$ 0.001
Common stock, shares authorized (in shares)	1,500,000,000
Common stock, shares issued (in shares)	242,884,000	180,178,000
Common stock, shares outstanding (in shares)	242,340,000	179,634,000
Common Class B
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	19,140,000	19,140,000
Variable Interest Entity, Primary Beneficiary
Investments	$ 457,548,000	$ 491,859,000	[1]
Beneficient
Investments	223,000	5,362,000	[1]
Related Party
Other assets, net		2,195,000		$ 0
Other liabilities		100,000		748,000
Related Party | Variable Interest Entity, Primary Beneficiary
Investments		76,154,000		127,284,000
Related Party | Beneficient
Investments		1,371,000		$ 14,249,000
Related Party
Other assets, net	51,000	2,195,000
Accounts payable and accrued expenses	14,549,000	10,485,000
Other liabilities	0	100,000
Related Party | Variable Interest Entity, Primary Beneficiary
Investments	22,266,000	76,154,000
Related Party | Beneficient
Investments	$ 223,000	$ 1,371,000

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.